                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

COMPANY CONFORMED NAME:                      CG VARIABLE LIFE INSURANCE SEPARATE
                                               ACCOUNT A
CENTRAL INDEX KEY:                           0000946730
STANDARD INDUSTRIAL CLASSIFICATION:
IRS NUMBER:                                  060303370
STATE OF INCORPORATION:                      CT
FISCAL YEAR END:                             12312005

FORM TYPE:                                   NSAR-U
SEC ACT:
SEC FILE NUMBER:                             811-07317
FILM NUMBER:                                 99566046

BUSINESS ADDRESS:
         STREET 1:                           1601 CHESTNUT STREET TLP-48
         STREET 2:                           P O BOX 7716
         CITY:                               PHILADELPHIA
         STATE:                              PA
         ZIP:                                19192-2475
         BUSINESS PHONE:                     2157611982

MAIL ADDRESS:
         STREET 1:                           1601 CHESTNUT STREET TLP-48
         CITY:                               PHILADELPHIA
         STATE:                              PA
         ZIP:                                19192-2475

                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:         (a)

                    or fiscal year: 12/31/05(b)

Is this a transition report? (Y/N):............N..........

Is this an amendment to a previous filing? (Y/N):.............N.........

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A.  Registrant Name:  CG Variable Life Insurance Separate Account A
   B.  File Number:      811-07317
   C.  Telephone Number: (860) 726-6000

2. A.  Street: 900 Cottage Grove Road
   B.  City: Bloomfield         C) State: CT   D) Zip Code: 06002 Zip Ext.:
   E.  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by Registrant?(Y/N)........N..........

4. Is this the last filing on this form by Registrant?(Y/N).........N...........

5. Is Registrant a small business investment company (SBIC)?(Y/N).......N.......

6. Is Registrant a unit investment trust (UIT)?(Y/N)...........Y...........

7. A.  Is Registrant a series or multiple portfolio company?(Y/N).......N.......

   B. How many separate series or portfolios did Registrant have at the end of the period?

                                    If filing more than one Page 2, "X" box: [_]

For period ending 12/31/05

File number 811-07317

   C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                 Is this the
Series                                           last filing
Number            Series Name                  for this series?
------            -----------                  ----------------


                                                    (Y/N)



(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

                                   If filing more than one Page 47, "X" box: [_]

For period ending 12/31/05

File number 811-07317

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: Connecticut General Life Insurance Company

     B. [/] File Number (If any):.....................................

     C. [/] City: Bloomfield     State: CT     Zip Code: 06002   Zip Ext.: ____

        [/] Foreign Country:............       Foreign Postal Code:.............

112. A. [/] Sponsor Name: Connecticut General Life Insurance Company

     B. [/] File Number (If any):.....................................

     C. [/] City: Bloomfield     State: CT     Zip Code: 06002   Zip Ext.: ____

        [/] Foreign Country:............       Foreign Postal Code:............


                                   If filing more than one Page 48, "X" box: [_]

For period ending 12/31/05

File number 811-07317

113. A. [/] Trustee Name:.............................................

     B. [/] City:............    State:......  Zip Code:......   Zip Ext.:.....

        [/] Foreign Country:............       Foreign Postal Code:............


114. A. [/] Principal Underwriter Name: Westport Financial Services, LLP.

     B. [/] File Number:..............................................

     C. [/] City: Danbury        State: CT     Zip Code: 06810   Zip Ext.:.....

        [/] Foreign Country:............       Foreign Postal Code:............


115. A. [/] Independent Public Accountant Name: PricewaterhouseCoopers LLP

     B. [/] City: Philadelphia   State: PA     Zip Code: 19103   Zip Ext.:7042

        [/] Foreign Country:............       Foreign Postal Code:............


                                   If filing more than one Page 49, "X" box: [_]

For period ending 12/31/05

File number 811-07317

116. Family of investment companies information:

     A.[/] Is Registrant part of a family of investment companies? (Y/N) ...Y...
                                                                          (Y/N)

     B.[/] Identify the family in 10 letters: CIGNA

     (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.[/] Is Registrant a separate account of an insurance company?(Y/N) ..Y..
                                                                          (Y/N)

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.[/] Variable annuity contracts? (Y/N)                           ....N....
                                                                         (Y/N)

     C.[/] Scheduled premium variable life contracts? (Y/N)            ....N....
                                                                         (Y/N)

     D.[/] Flexible premium variable life contracts? (Y/N)             ....Y....
                                                                         (Y/N)

     E.[/] Other types of insurance products registered under the Securities
             Act of 1933.                                              ....N....
                                                                         (Y/N)

118. [/]  State the number of series existing at the end of the period that had securities
          registered under the Securities Act of 1933                                                    ....1....

119. [/]  State the number of new series for which registration statements under the Securities Act
          of 1933 became effective during the period                                                     ....0....

120. [/]  State the total value of the portfolio securities on the date of deposit for the new
          series included in item 119 ($000's omitted)                                                $  ....0....

121. [/]  State the number of series for which a current prospectus was in existence at the end of
          the period                                                                                     ....1....

122. [/]  State the number of existing series for which additional units were registered under the
          Securities Act of 1933 during the current period                                               ....0....

                                   If filing more than one Page 50, "X" box: [_]

For period ending 12/31/05

File number 811-07317

123. [/]  State the total value of the additional units considered in answering item 122 ($000's
          omitted)                                                                                    $  ....0....

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on
          the date they were placed in the subsequent series) ($000's omitted)                        $  ....0....

125. [/]  State the total dollar amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the
          sale of units of all series of Registrant ($000's omitted)                                  $  ....0....

126.      Of the amount shown in item 125, state the total dollar amount of sale loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
          ($000's omitted)                                                                            $ ....0....

127.      List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                         Number         Total Assets     Total Income
                                                        of Series        ($000's         Distributions
                                                        Investing        omitted)       (000's omitted)
                                                        ---------      -------------    ---------------
A.       U.S. Treasury direct issue                                    $                $
                                                        ---------      -------          ---------

B.       U.S. Government agency                                        $                $
                                                        ---------      -------          ---------
C.       State and municipal tax-free                                  $                $
                                                        ---------      -------          ---------

D.       Public utility debt                                           $                $
                                                        ---------      -------          ---------
E.       Brokers or dealers debt or debt
         of brokers' or dealers' parents                               $                $
                                                        ---------      -------          ---------
F.       All other corporate intermediate
         & long-term debt                                              $                $
                                                        ---------      -------          ---------

                                                         Number         Total Assets     Total Income
                                                        of Series        ($000's         Distributions
                                                        Investing        omitted)       (000's omitted)
                                                        ---------      -------------    ---------------
G.       All other corporate short -term debt                          $                $
                                                        ---------      -------          ---------
H.       Equity securities of brokers or
         dealers or parents of brokers or
         dealers                                                       $                $
                                                        ---------      -------          ---------
I.       Investment company equity securities                          $                $
                                                        ---------      -------          ---------
J.       All other equity securities                          1        $ 2,995          $
                                                        ---------      -------          ---------
K.       Other securities                                              $                $
                                                        ---------      -------          ---------
L.       Total assets of all series of Registrant             1        $ 2,995          $
                                                        ---------      -------          ---------

                                   If filing more than one Page 51, "X" box: [_]

For period ending 12/31/05

File number 811-07317

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current
         period insured or guaranteed by an entity other than the issuer?(Y/N)            ...N....
                                                                                           (Y/N)

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default
         as to payment of principal or interest at the end of the current period? (Y/N)   ...N....
                                                                                           (Y/N)

         [If answer is "N" (No), go to item 131.]


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
         insurance or guarantees?(Y/N)                                                    ...N....
                                                                                           (Y/N)

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted)                                               $..60....

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:
                                                                                          811-07317

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Philadelphia            State of: Pennsylvania               Date:

Name of Registrant, Depositor, or Trustee:  Connecticut General Life
  Insurance Company


By: /s/________________________           Witness: /s/______________________
             William J Smith                               Brent Sanders
      Senior Vice President, CFO                       Accounting Director